PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (25,016)	$ (12,508)
Property and equipment, net	37,525	50,033
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 62,541	$ 62,541